UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                    JULY 31, 2006(UNAUDITED)

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 88.2%
--------------------------------------------------------------------------------------------
                                                                   Shares          Value
                                                                -----------   --------------
ARGENTINA - 0.1%
    Tenaris ADR*                                                      19,800  $      770,616
                                                                              --------------
BRAZIL - 2.0%
    Arcelor Brasil*                                                  421,969       6,755,384
    Banco do Brasil*                                                  51,552       1,182,733
    Banco Itau Holding Financeira*                                   201,100       6,176,313
    Brasil Telecom Participacoes*                                        794              10
    Cia de Bebidas das Americas*                                       1,032             367
    Cia de Concessoes Rodoviarias*                                    44,000         413,701
    Cia de Saneamento Basico do Estado de Sao Paulo*                     138              14
    CPFL Energia*                                                     17,400         216,160
    Embratel Participacoes                                               794               3
    Light                                                        100,000,000         690,115
    Natura Cosmeticos*                                                24,000         268,138
    Seara Alimentos                                                      911               2
    Sociedad de Participacoes Cime (a)                               131,000              --
    Tele Norte Celular Participacoes                                     794              --
    Telefonica Data Brasil Holding                                       794              --
    Telemig Celular Participacoes*                                       794               3
    Tim Participacoes*                                                 1,529               6
                                                                              --------------
                                                                                  15,702,949
                                                                              --------------
CHINA - 6.7%
    Aluminum Corp. of China*                                       2,950,000       1,970,489
    Bengang Steel Plates, Cl B*                                      486,070         205,191
    China Petroleum & Chemical*                                   14,310,000       8,029,910
    COSCO Holdings                                                   458,500         221,877
    Jiangxi Copper*                                                2,006,000       1,915,664
    PetroChina, Cl H*                                             36,734,328      41,651,685
                                                                              --------------
                                                                                  53,994,816
                                                                              --------------
HONG KONG - 7.3%
    China Mobile*                                                  7,063,000      45,496,486
    China Netcom Group Hong Kong*                                  3,101,500       5,652,227
    China Unicom*                                                    758,000         690,696
    CNOOC*                                                         6,029,000       5,128,984
    Cnpc Hong Kong*                                                3,270,000       1,877,013
                                                                              --------------
                                                                                  58,845,406
                                                                              --------------
INDIA - 0.3%
    Infosys Technologies ADR*                                         65,200       2,679,068
                                                                              --------------
INDONESIA - 0.3%
    Bank Central Asia*                                             5,878,500       2,701,457
                                                                              --------------
MALAYSIA - 3.3%
    British American Tobacco Malaysia*                               204,400       2,362,117
    Bumiputra-Commerce Holdings*                                   1,730,200       2,910,484
    Bursa Malaysia*                                                  166,600         271,135
    Digi.Com                                                         454,000       1,514,989
    Genting*                                                         163,500       1,118,025
    IOI*                                                           1,317,300       5,873,083
    IOI Properties*                                                      500           1,115




THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                    JULY 31, 2006(UNAUDITED)

--------------------------------------------------------------------------------------------
                                                                   Shares          Value
--------------------------------------------------------------------------------------------
MALAYSIA - CONTINUED
--------------------------------------------------------------------------------------------
    Johor Land*                                                       50,520  $       14,509
    Kuala Lumpur Kepong*                                              79,850         240,249
    Kulim Malaysia                                                   264,000         287,396
    Maxis Communications*                                            409,600         969,103
    MISC*                                                            118,770         259,891
    Resorts World*                                                   196,700         607,962
    Tanjong*                                                          55,800         210,624
    Telekom Malaysia*                                              2,288,800       5,665,656
    Tenaga Nasional*                                               1,000,950       2,505,113
    Time Engineering                                               1,124,600         206,095
    UEM Builders                                                     968,800         325,936
    YTL*                                                             696,073         932,921
                                                                              --------------
                                                                                  26,276,403
                                                                              --------------
MEXICO - 1.0%
    Cemex*                                                            37,444         105,750
    Grupo Celanese (a)                                                99,000              --
    Grupo Mexico*                                                  1,813,977       5,859,655
    Grupo Televisa*                                                   83,000         307,497
    Telefonos Mexico*                                              1,463,300       1,721,168
                                                                              --------------
                                                                                   7,994,070
                                                                              --------------
PHILIPPINES - 1.3%
    International Container Term Services*                         1,821,700         513,604
    Philippine Long Distance Telephone*                              254,107      10,227,523
                                                                              --------------
                                                                                  10,741,127
                                                                              --------------
POLAND - 5.4%
    KGHM Polska Miedz                                                396,491      15,427,165
    Polski Koncern Naftowy Orlen*                                  1,424,488      27,990,005
                                                                              --------------
                                                                                  43,417,170
                                                                              --------------
RUSSIA - 9.5%
    LUKOIL ADR*                                                      610,480      52,989,664
    MMC Norilsk Nickel ADR*                                           90,700      12,153,800
    OAO Gazprom ADR*                                                 174,857       7,288,040
    Polyus Gold ADR                                                   90,700       4,036,150
    Vimpel-Communications ADR                                          4,800         231,360
                                                                              --------------
                                                                                  76,699,014
                                                                              --------------
SOUTH AFRICA - 4.0%
    Anglo American*                                                  139,043       5,824,421
    Anglo Platinum                                                     7,136         731,845
    Foschini*                                                         32,839         210,610
    Mittal Steel South Africa*                                       172,641       1,745,612
    MTN Group*                                                       282,712       2,168,425
    Reunert*                                                          32,223         309,291
    Sanlam*                                                          496,170       1,100,848
    Sasol*                                                             3,800         137,196
    Telkom*                                                          855,880      16,182,969
    Tiger Brands*                                                    158,531       3,434,876
                                                                              --------------
                                                                                  31,846,093
                                                                              --------------
SOUTH KOREA - 21.4%
    Amorepacific                                                         638         267,949




THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                    JULY 31, 2006(UNAUDITED)

--------------------------------------------------------------------------------------------
                                                                   Shares          Value
--------------------------------------------------------------------------------------------
SOUTH KOREA - CONTINUED
--------------------------------------------------------------------------------------------
    Asia Cement*                                                       6,600  $      255,760
    Daewoo Engineering & Construction*                               167,950       2,867,182
    DC Chemical*                                                      16,680         607,943
    Dong Su Industrial*                                                8,390         181,016
    Dongbu*                                                            6,730         106,081
    Dongbu Insurance*                                                974,750      20,213,710
    Dongbu Steel*                                                     95,780         773,423
    Dongkuk Steel Mill*                                                    8             125
    Doosan                                                            20,280         720,038
    Halim                                                            151,911         432,759
    Halla Engineering & Construction*                                  7,380         152,269
    Hana Financial Group                                              22,180         991,921
    Hanjin Shipping*                                                 203,140       3,989,186
    Honam Petrochemical*                                              59,344       2,992,683
    Hynix Semiconductor                                              244,680       8,328,551
    Hyosung                                                           51,700         828,456
    Hyundai Department Store H&S*                                    156,860       8,838,571
    Hyundai Mipo Dockyard*                                            49,060       4,614,147
    Hyundai Steel*                                                   612,060      20,961,837
    Industrial Bank of Korea*                                         48,560         869,686
    Korea Electric Power*                                            534,560      20,043,201
    Korea Kumho Petrochemical*                                        88,620       2,171,877
    Korean Petrochemical Industrial*                                   6,310         167,861
    Kumho Industrial*                                                 54,250         838,068
    Kyeryong Construction Industrial*                                 35,332       1,191,548
    LG Telecom                                                       569,668       6,175,182
    LIG Insurance*                                                   210,910       2,728,046
    LG Cable                                                          18,610         656,846
    Pacific*                                                             389          49,908
    POSCO*                                                           130,021      31,729,046
    Seah Besteel*                                                     19,260         312,662
    Shinhan Financial Group*                                         259,810      12,789,139
    SK*                                                               34,740       2,434,129
    SK Telecom*                                                       19,143       3,979,771
    Ssangyong Cement Industrial                                       43,966         520,335
    Ssangyong Engineering & Construction*                             82,000       1,056,347
    TS*                                                                9,320         270,874
    Woori Finance Holdings*                                          160,980       3,287,715
    Youngone*                                                        629,460       2,716,145
                                                                              --------------
                                                                                 172,111,993
                                                                              --------------
TAIWAN -17.9%
    Acer*                                                                 14              19
    Advanced Semiconductor Engineering                             4,384,000       3,847,731
    China Steel*                                                   3,005,314       2,417,118
    Chunghwa Picture Tubes*                                        6,705,375       1,437,452
    Chunghwa Telecom                                               1,550,000       2,858,257
    Compal Electronics                                               560,000         511,193
    Delta Electronics*                                                82,851         223,723
    Evergreen Marine Corp Tawain*                                        346             235
    Far Eastern Textile*                                          11,189,945       8,435,234
    Far EasTone Telecommunications*                                9,723,800      10,809,178
    High Tech Computer*                                            1,543,680      34,366,943
    HON HAI Precision Industry*                                    2,291,097      13,592,441
    Inventec*                                                        878,465         518,482
    King Yuan Electronics                                            718,507         503,174
    Largan Precision                                                 161,000       3,397,248




THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                    JULY 31, 2006(UNAUDITED)

--------------------------------------------------------------------------------------------
                                                                   Shares          Value
--------------------------------------------------------------------------------------------
TAIWAN - CONTINUED
--------------------------------------------------------------------------------------------
    Macronix International                                         1,815,000  $      541,170
    Nanya Technology                                               5,123,388       3,415,592
    Powerchip Semiconductor                                        1,730,000       1,137,462
    Powertech Technology*                                          1,698,320       4,476,917
    President Chain Store                                             90,000         188,532
    ProMOS Technologies*                                          30,597,583      11,649,538
    Quanta Storage                                                   183,750         278,716
    Ritek                                                          7,233,000       1,605,859
    Shin Kong Financial Holding*                                   4,523,696       4,710,454
    Siliconware Precision Industries                               5,150,000       6,142,202
    Taiwan Mobile*                                                   532,000         492,954
    Taiwan Semiconductor Manufacturing*                            8,036,880      13,468,533
    Tatung                                                           200,000          69,725
    Tung Ho Steel Enterprise                                         835,000         617,951
    Unimicron Technology                                           1,184,000       1,448,318
    United Microelectronics                                       18,515,000      10,191,743
    Wistron                                                              273             286
    Ya Hsin Industrial                                               812,000         614,587
                                                                              --------------
                                                                                 143,968,967
                                                                              --------------
THAILAND - 0.8%
    Krung Thai Bank*                                                 890,800         256,531
    PTT*                                                             661,900       4,127,038
    PTT Exploration & Production*                                    267,100         825,646
    Siam Commercial Bank*                                            217,700         319,217
    Thai Oil*                                                        295,700         503,901
                                                                              --------------
                                                                                   6,032,333
                                                                              --------------
TURKEY - 6.8%
    Akbank*                                                        2,031,812       9,774,854
    Aksigorta                                                         50,021         180,485
    Dogan Sirketler Grubu Holding*                                 1,842,269       7,570,463
    Haci Omer Sabanci Holding *                                    1,340,734       4,264,262
    KOC Holding                                                      665,577       2,312,575
    Petkim Petrokimya Holding                                        118,000         425,765
    Petrol Ofisi*                                                    330,330       1,258,106
    Tupras Turkiye Petrol Rafine*                                    215,409       4,066,086
    Turk Sise ve Cam Fabrikalari                                   4,264,960      13,336,905
    Turkcell Iletisim Hizmet*                                         93,439         418,307
    Turkiye Is Bankasi*                                            1,869,665       9,994,202
    Vestel Elektronik Sanayi                                         319,435         806,805
                                                                              --------------
                                                                                  54,408,815
                                                                              --------------
VENEZUELA - 0.1%
    Cia Anonima Telefonos de Venezuela, Cl D                          19,279          54,945
    Cia Anonima Telefonos de Venezuela, Cl D ADR*                     24,200         481,580
                                                                              --------------
                                                                                     535,625
                                                                              --------------

    TOTAL COMMON STOCK
        (Cost $435,389,751)                                                      708,726,822
                                                                              --------------
--------------------------------------------------------------------------------------------
PREFERRED STOCK - 9.5%
--------------------------------------------------------------------------------------------
                                                                   Shares          Value
BRAZIL - 9.5%
    Banco Bradesco*                                                  826,243  $   27,712,380
    Brasil Telecom*                                                  428,652           1,693
    Brasil Telecom Participacoes*                                         60               -




THE ADVISORS' INNER CIRCLE FUND                                             ACADIAN EMERGING
                                                                           MARKETS PORTFOLIO
                                                                    JULY 31, 2006(UNAUDITED)

--------------------------------------------------------------------------------------------
                                                                   Shares          Value
--------------------------------------------------------------------------------------------
BRAZIL - CONTINUED
--------------------------------------------------------------------------------------------
    Braskem*                                                          19,200  $      100,635
    Centrais Eletricas Brasileiras*                               31,422,000         628,440
    Centrais Eletricas de Santa Catarina*                            312,000         236,690
    Cia Brasileira de Distribuicao Grupo Pao de Acucar*                  921              28
    Cia Brasileira de Petroleo Ipiranga*                             104,000         870,253
    Cia de Transmissao de Energia Eletrica Paulista*                     476               4
    Cia Energetica de Minas Gerais*                               18,634,000         809,615
    Cia Vale do Rio Doce                                             224,558       4,485,998
    Elektro Eletricidade e Servicos*                                     638               4
    Embratel Participacoes*                                               60              --
    Investimentos Itau*                                            2,236,000       9,252,414
    Lojas Americanas*                                                    327              12
    Metalurgica Gerdau*                                              492,339       9,280,864
    Noxville Investimentos (a)                                           327              --
    Petroleo Brasileiro*                                             632,600      13,073,733
    Sao Carlos Empreendimentos e Participacoes*                          327               1
    Tam                                                               59,800       1,616,662
    Tele Norte Celular Participacoes                                      60              --
    Telecomunicacoes de Sao Paulo*                                     9,200         199,228
    Telefonica Data Brasil Holding                                        60              --
    Telemig Celular Participacoes                                         60              --
    Tim Participacoes*                                                   115              --
    Tractebel Energia* (a)                                                 1              --
    Usinas Siderurgicas de Minas Gerais*                             244,700       8,437,931
    Vale do Rio Doce (a)                                              19,960              --
                                                                              --------------
                                                                                  76,706,585
                                                                              --------------

    TOTAL PREFERRED STOCK
        (Cost $49,388,452)                                                        76,706,585
                                                                              --------------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.5%
--------------------------------------------------------------------------------------------
    Union Bank of California Money Market Fund, 4.380% **
          (Cost $4,170,471)                                        4,170,470       4,170,470
                                                                              --------------

    TOTAL INVESTMENTS - 98.2%
        (Cost $488,948,674)+                                                  $  789,603,877
                                                                              ==============


         Percentages are based on Net Assets of $803,804,266.

       + At July 31, 2006, the tax basis cost of the Portfolio's investments was
         $488,948,674, and the unrealized appreciation and depreciation were $312,101,595 and
         $(11,446,392) respectively.

       * Non-Income Producing Security

      ** Rate shown is the 7-day effective yield as of July 31, 2006.

     ADR American Depositary Receipt

      Cl Class

     (a) Security fair valued using methods determined in good faith by the Fair Valuation
         Committee of the Board of Trustees.  Security considered illiquid.  The total value of such securities as of July 31, 2006, was $0.
         Amounts designated as "-" are either $0 or have been rounded to $0.
         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


                                                                        ACA-QH-001-0500


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.